Income Taxes - Schedule of Components of Provision for Income Tax (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jul. 31, 2017	Jul. 31, 2016	Jan. 31, 2017	Jan. 31, 2016
Current:
Federal			$ 0	$ 0
State			(140)	(177)
Foreign			(2,011)	(940)
Total current tax expense			(2,151)	(1,117)
Deferred:
Federal			(108)	0
State			0	0
Foreign			72	7
Total deferred tax expense			(36)	7
Total provision for income taxes	$ (1,451)	$ (970)	$ (2,187)	$ (1,110)